Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of the effect of share-based compensation on the statements of operations
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Research and development	158	401	407
General and administrative	465	216	1,084

Total share-based compensation expenses	623	617	1,491

Schedule of number and weighted average exercise prices of option
	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2024	2024	2024	2023	2023	2023
Outstanding at January 1	0.16	29,873,100	5.99	0.33	35,191,540	7.42
Exercised	-	-	-	-	-	-
Forfeited	0.19	(667,820)	-	0.39	(20,373,620)	-
Granted	0.03	2,845,020	8.56	0.07	15,055,180	5.86

Outstanding at December 31	0.15	32,050,300	7.34	0.16	29,873,100	5.99

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2025	2025	2025	2024	2024	2024
Outstanding at January 1	0.15	32,050,300	7.34	0.16	29,873,100	5.99
Exercised	0.03	(449,920)	-	-	-	-
Forfeited	0.11	(4,869,540)	-	0.19	(667,820)	-
Granted	0.06	4,761,880	9.30	0.03	2,845,020	8.56

Outstanding at December 31	0.14	31,492,720	6.71	0.15	32,050,300	7.34

Schedule of Unvested RSA
Number of RSAs
RSA	2025
Unvested at beginning of the year	6,443,900
Granted	5,870,980
Vested	(1,433,120)
Forfeited	(810,400)

Outstanding at December 31, 2025	10,071,360

Schedule of assumptions used to calculate the fair value of the options
2025 grants of Options
Weighted average share price (in U.S. dollar)(a)	0.05
Exercise price (in U.S. dollar)	0.06-0.08
Expected life of options (in years)(b)	5.44-5.5
Expected volatility(c)	96%-105.2%
Risk-free interest rate(d)	4.09%-4.19%
Dividend yield	0%